Other Secured Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Balance	$ 136,668		$ 117,281		$ 99,296
Max Facility Capacity	425,000		425,000		550,000
Total Other Secured Notes Payable, Max Facility Capacity	155,000		165,000		140,000
Revolving Inventory Facility
Debt Instrument [Line Items]
Balance	111,321		91,320		84,500
Max Facility Capacity	130,000		140,000	[1]	140,000	[1]
Advance Rate	85.00%		85.00%	[2]	85.00%	[2]
Interest Rate	3.75%	[3]	3.75%	[3]	3.88%	[3]
Revolving Inventory Facility | Seasonal Increase
Debt Instrument [Line Items]
Balance			10,000
Mortgage Note Payable
Debt Instrument [Line Items]
Balance	12,397		12,454		12,661
Max Facility Capacity
Advance Rate
Interest Rate	5.87%	[3]	5.87%	[3]	5.87%	[3]
Real Estate Credit Facility
Debt Instrument [Line Items]
Balance	11,269		11,733
Max Facility Capacity	25,000		25,000
Advance Rate	70.00%		70.00%
Interest Rate	4.20%	[3]	4.21%	[3]
Equipment Note Payable
Debt Instrument [Line Items]
Balance	1,681		1,774		2,135
Max Facility Capacity
Advance Rate
Interest Rate	4.75%	[3]	4.75%	[3]	4.75%	[3]

[1]	Inclusive of a $10.0 million seasonal increase in the months of November through the end of January.
[2]	Advance rate is based on qualifying vehicle cost and is secured by our entire inventory.
[3]	Interest rate at period end equal to contractual benchmark plus index.